CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit before tax	$ 131,313	$ 47,070	$ 342,975	$ 113,837
- amortisation of intangible assets	43	51	102	261
- depreciation charge	61,068	62,586	121,336	125,710
- gain on disposal of vessels				(32,051)
- fair value (gain)/loss from equity financial assets	(696)	1,172	(696)	1,172
- interest income	(1,552)	(2,005)	(2,836)	(4,938)
- interest expenses	11,343	13,043	20,144	30,070
- other finance expenses	317	214	634	598
- share-based payments	572	583	1,020	938
- finance lease income	(228)	(137)	(482)	(308)
- loss on derecognition of right-of-use assets		732		289
Cash flows from before changes in working capital	202,180	123,309	482,197	235,578
- inventories	(67,383)	59,038	(50,410)	39,895
- trade and other receivables	(245,320)	(83,515)	(193,083)	(149,658)
- trade and other payables	121,420	29,487	118,825	100,873
- derivative financial instruments	101,088	(11,078)	691	23,542
- margin account held with broker	95,494	(14,988)	14,877	14,122
Total changes in working capital	5,299	(21,056)	(109,100)	28,774
Taxes paid	(1,598)	(7,534)	(1,738)	(3,391)
Net cash from operating activities	205,881	94,719	371,359	260,961
Cash flows from investing activities
Additions in property, plant and equipment	(13,260)	(81,308)	(24,706)	(157,606)
Proceeds from sale of vessels				65,049
Proceeds from sale of investment in joint venture	127		127
Repayment of finance lease receivables	1,791	2,053	3,556	4,074
Interest received	1,780	2,142	3,318	5,246
Sale of equity financial assets, at fair value	14,800		14,800
Net cash from/(used in) investing activities	5,238	(77,113)	(2,905)	(83,237)
Cash flows from financing activities
Proceeds from borrowings	243,132	499,738	578,197	721,468
Payment of financing fees		(2,587)		(2,790)
Repayments of bank borrowings	(325,544)	(423,633)	(710,423)	(620,988)
Payment of lease liabilities	(21,657)	(24,746)	(43,162)	(50,306)
Interest paid	(10,926)	(14,469)	(19,849)	(29,718)
Other finance expense paid	(317)	(219)	(634)	(598)
Purchase of treasury shares		(2,739)		(2,739)
Drawdown of trust receipts	443,831	583,251	732,116	1,145,290
Repayment of trust receipts	(311,648)	(564,047)	(639,725)	(1,159,778)
Dividend payment	(101,716)	(42,376)	(188,250)	(106,022)
Dividend payment to non-controlling interests				(11,185)
Capital return to non-controlling interests				(4,965)
Net cash (used in)/from financing activities	(84,845)	8,173	(291,730)	(122,331)
Net increase in cash and cash equivalents	126,274	25,779	76,724	55,393
Cash and cash equivalents at beginning of the financial period	176,164	261,514	225,714	231,900
Cash and cash equivalents at end of the financial period	$ 302,438	$ 287,293	$ 302,438	$ 287,293